OLD MUTUAL ADVISOR FUNDS II

Old Mutual Emerging Growth Fund

Supplement Dated August 23, 2007

This Supplement updates certain information contained in the currently effective Class A and Class C shares Prospectus of Old Mutual Advisor Funds II (the “Trust”) dated June 4, 2007, as previously supplemented. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

At a meeting held on August 2, 2007, the Board of Trustees of the Trust unanimously approved an investment sub-advisory agreement which would add Ashfield Capital Partners, LLC (“Ashfield”) as an additional sub-advisor to the Old Mutual Emerging Growth Fund (the “Fund”). The proposal is subject to approval by shareholders of the Fund at a Special Meeting of Shareholders to be held on October 29, 2007 (or any adjournments or postponements thereof). Subject to shareholder approval of the proposal, Ashfield would commence management duties on or around November 1, 2007.

Shareholders of the Fund as of August 2, 2007 will receive a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the proposal. The Proxy Statement is also available on the SEC's website at http://www.sec.gov or by calling 888-772-2888.

Effective on or around November 19, 2007, the Fund’s name will change to “Old Mutual Developing Growth Fund” to better reflect the Fund’s investment approach of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics. The name change is not subject to shareholder approval.

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Distributor: Old Mutual Investment Partners

R-07-142 08/2007

OLD MUTUAL ADVISOR FUNDS II

Old Mutual Emerging Growth Fund

Supplement Dated August 23, 2007

This Supplement updates certain information contained in the currently effective Class Z, Advisor Class, Institutional Class, and Class R Shares Prospectus of Old Mutual Advisor Funds II (the “Trust”) dated June 4, 2007, as previously supplemented. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

At a meeting held on August 2, 2007, the Board of Trustees of the Trust unanimously approved an investment sub-advisory agreement which would add Ashfield Capital Partners, LLC (“Ashfield”) as an additional sub-advisor to the Old Mutual Emerging Growth Fund (the “Fund”). The proposal is subject to approval by shareholders of the Fund at a Special Meeting of Shareholders to be held on October 29, 2007 (or any adjournments or postponements thereof). Subject to shareholder approval of the proposal, Ashfield would commence management duties on or around November 1, 2007.

Shareholders of the Fund as of August 2, 2007 will receive a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the proposal. The Proxy Statement is also available on the SEC's website at http://www.sec.gov or by calling 888-772-2888.

Effective on or around November 19, 2007, the Fund’s name will change to “Old Mutual Developing Growth Fund” to better reflect the Fund’s investment approach of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics. The name change is not subject to shareholder approval.

_________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-143 08/2007